Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents, Noncurrent, Total	$ 502	$ 7,185	$ 502
Asset Retirement Obligation, Ending Balance	$ 100	100	100
Asset Impairment Charges, Total			3,261
Cash Expenditure, Impairment Charges			$ 0
AWMS Holdings, LLC [Member]
Equity Method Investment, Ownership Percentage	47.00%	47.00%	47.00%
Land and Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		10 years
Land and Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		30 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		50 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Wells and Related Equipment and Facilities [Member]
Asset Impairment Charges, Total	$ 3,300		$ 3,300